Offerings - Offering: 1	Sep. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0015 per share
Amount Registered | shares	367,619
Proposed Maximum Offering Price per Unit	26.17
Maximum Aggregate Offering Price	$ 9,620,589.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,328.61
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) registers Class A ordinary shares, par value of $0.0015 per share (the “Class A Ordinary Shares”), of SAIHEAT Limited (the “Registrant”) issuable pursuant to SAI.TECH Global Corporation 2021 Equity Incentive Plan (the “2021 Plan”) and SAI.TECH Global Corporation 2023 Equity Incentive Plan (the “2023 Plan,” and together with the 2021 Plan, the “Plans”). Pursuant to the Plans, (i) an additional 150,961 Class A Ordinary Shares are issuable under the 2021 Plan, and (ii) an additional 216,658 Class A Ordinary Shares are issuable under the 2023 Plan. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the Plans to prevent dilution from share splits, share dividends, or similar transactions as provided in the Plans.

Estimated for the sole purpose of computing the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s Class A Ordinary Shares on September 4, 2026, as reported on the Nasdaq Capital Market.